Total
Merk Hard Currency Fund
Merk Hard Currency Fund - Investor Shares and Institutional Shares
Investment Objective
The Merk Hard Currency Fund (the “Fund” in this section) seeks to profit from a rise in the value of hard currencies relative to the U.S. dollar.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Merk Hard Currency Fund	Investor Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Interest Expense	0.02%	0.02%
Other Expenses	0.05%	0.05%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.32%	1.07%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - Merk Hard Currency Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	134	418	723	1,590
Institutional Shares	109	340	590	1,306

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in “hard currency” denominated investments. Hard currencies are currencies of countries pursuing what Merk Investments LLC (the “Adviser”) believes to be “sound” monetary policy and gold. Sound monetary policy is defined by the Adviser as providing an environment fostering long-term price stability. The Adviser considers gold to be the only currency with intrinsic value and, as such, to qualify as a hard currency. To the extent that the Fund invests in gold, it will normally do so indirectly through U.S. listed exchange-traded products (“ETPs”) that invest in gold bullion and/or futures contracts. The Fund may invest in ETPs sponsored by the Adviser or its affiliates. The Fund normally obtains exposure to hard currencies by directly investing in high quality, short-term debt instruments, including sovereign debt, denominated in hard currencies, or indirectly by investing in domestic fixed income securities and forward foreign currency contracts on hard currencies.

The Adviser will determine currency allocations based on an analysis of monetary policies pursued by central banks and economic environments. Once this determination has been made, money market or other debt instruments will be selected to create a liquid portfolio of short duration and high credit quality securities. The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments evolves.

The Fund will specifically seek the currency risk of select countries pursuing what the Adviser believes are sound monetary policies. As long-term price stability is unlikely to be achieved by most currencies, if any, the Adviser focuses on countries with monetary policy that in the Adviser's view better fosters such stability. The Fund may from time to time focus its investment in just a few currencies that meet the Adviser’s investment criteria for stringent monetary policies and practices.

To mitigate interest rate and credit risk to its portfolio, the Fund typically maintains a weighted average portfolio maturity of less than eighteen months. In addition, the Fund only buys money market or other short-term debt instruments that are rated in the top three rating categories by one or more U.S. nationally recognized services or that the Adviser considers comparable in quality to such instruments. When selecting debt securities for the portfolio, the Adviser may sacrifice yield in return for high credit quality. Over time, the Fund seeks to generate more gains from securities than derivatives.

The Fund may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Adviser’s process does not identify other appropriate investments for the Fund.

The Fund is non-diversified.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Currency Exchange Rate Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates will affect the value of the Fund’s investments. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund.

Gold-Related Securities Risk. Investments in gold-related securities may be subject to greater volatility than investments in traditional securities. The value of gold-related securities may be affected by market movements and political, regulatory or other factors affecting the gold industry. Gold-related securities generate no interest or dividends, and the return from investments in gold-related securities will be derived solely from the price gains or losses from the commodity. Investments in gold and gold-related securities generally do not produce “qualifying income” for the Fund and may have negative tax consequences for the Fund.

Foreign Instruments Risk. Foreign investments are subject to risks that include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign instruments are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

European Market Risk. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. On January 31, 2020, the United Kingdom officially withdrew from the European Union and entered a transition period, which ended on December 31, 2020. On December 30, 2020, the European Union and the United Kingdom signed the EU-UK Trade and Cooperation Agreement (“TCA”), an agreement on the terms governing certain aspects of the European Union’s and the United Kingdom’s relationship following the end of the transition period. Notwithstanding the TCA, following the transition period, there is likely to be considerable uncertainty as to the United Kingdom’s post-transition framework. The impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the United Kingdom, Europe and globally, which could have an adverse effect on the value of the Fund’s investments. In addition, if one or more other countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Focused Portfolio Risk. The Fund’s portfolio investments may be more heavily weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than to a fund that is not weighted in those sectors or industries.

Sovereign Debt Risk: Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, some countries have refused to honor their payment obligations on issued bonds.

Market Events Risk. Disruptive events with geopolitical consequences, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to sell portfolio holdings, even during volatile market conditions, which may negatively impact the Fund’s net asset value.

Monetary Policy Risk. Monetary policies have had, and will continue to have, significant effects on financial conditions. Factors such as the liquidity of global financial markets and the availability and cost of credit may significantly affect activity levels with respect to the size, number and timing of securities transactions. Fluctuation in interest rates, which affect the value of assets and the cost of funding liabilities, may impact economic activity in various regions.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given that interest rates have been near historic lows, risks associated with rising rates may be heightened.

Negative Interest Rate Risk. Certain countries may have negative interest rates on deposits and debt instruments have traded at negative yields. To the extent the Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Tax Risk. In order to avoid paying taxes at the Fund level, the Fund must qualify as a regulated investment company (“RIC”), deriving at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended (“IRC”). If the Fund’s foreign currency gains were excluded from the definition of “qualifying income,” the Fund may fail to qualify as a RIC or may change its investment strategy or liquidate.

Leverage Risk. Certain transactions, such as those involving foreign currency contracts and futures contracts, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include the risk that derivatives may result in losses that are potentially unlimited and that partially or completely offset gains in portfolio positions. Derivative transactions may not be liquid. Many derivatives subject the Fund to Counterparty Risk, as discussed in this Prospectus.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated. The use of forward currency contracts subjects the Fund to Counterparty Risk, as discussed in this Prospectus.

Exchange-Traded Products Risk. The risks of investing in ETPs typically reflect the risks of the types of instruments in which such ETPs invest, spanning a wide range of commodities, derivatives, and/or other securities designed to track the price, performance and dividend yield of a particular commodity, security, securities market index or sector of an index. When the Fund invests in ETPs, shareholders bear their proportionate share of the fees and expenses of the ETP held by the Fund, as well as their proportionate share of the Fund’s fees and expenses. Shares of ETPs may trade at a premium or discount to their NAV. The Fund may invest in ETPs sponsored by the Adviser or its affiliates.

Futures Contract Risk. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts may expose the Fund to Leverage Risk, as discussed in this Prospectus.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Investor Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. Updated performance information is available at www.merkfunds.com or by calling (866) MERK FUND or (866) 637-5386 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 6.98% for the quarter ended March 31, 2016, and the lowest return was -9.01% for the quarter ended March 31, 2015.

The calendar year-to-date total return as of June 30, 2022 was -8.13%.

Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Total Returns - Merk Hard Currency Fund	1 Year	5 Years	10 Years
Institutional Shares	(6.07%)	0.78%	(1.54%)
Investor Shares	(6.37%)	0.51%	(1.82%)
Investor Shares | After Taxes on Distributions	(7.30%)	0.16%	(2.15%)
Investor Shares | After Taxes on Distributions and Sales	(3.77%)	0.24%	(1.46%)
JPMorgan 3-Month Global Cash Index (reflects no deduction for fees, expenses or taxes)	(6.30%)	0.98%	(1.56%)

JPMorgan 3-Month Global Cash Index is an equal-weighted aggregate of the cash indices of 13 countries designed to track total returns of three-month constant maturity euro-currency deposits. The euro-currency deposits are short-term securities consistent across all markets in terms of liquidity, maturity and credit quality. The index is unmanaged and includes reinvested distributions.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.